Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Pre-funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance beginning at Dec. 31, 2021			$ 85,389	$ (58,431)	$ 26,958
Balance beginning (in Shares) at Dec. 31, 2021	35,780,335	1,034,000
Issuance of restricted ordinary shares			6
Issuance of restricted ordinary shares (in Shares)	21,000
Issuance of ordinary shares, net of issuance cost			13,569		13,569
Issuance of ordinary shares, net of issuance cost (in Shares)	8,787,880
Pre-funded warrants exercised			1		1
Pre-funded warrants exercised (in Shares)	1,034,000	(1,034,000)
Options exercised			1		1
Options exercised (in Shares)	219
Share-based compensation expenses			1,865		1,871
Loss for the year				(16,978)	(16,978)
Balance ending at Dec. 31, 2022			100,831	(75,409)	25,422
Balance ending (in Shares) at Dec. 31, 2022	45,623,434
Options exercised			83		83
Options exercised (in Shares)	106,250
Share-based compensation expenses			1,310		1,310
Loss for the year				(14,652)	(14,652)
Balance ending at Dec. 31, 2023			102,224	(90,061)	12,163
Balance ending (in Shares) at Dec. 31, 2023	45,729,684
Issuance of restricted ordinary shares
Issuance of restricted ordinary shares (in Shares)	75,000
Issuance of ordinary shares, net of issuance cost			9,187		9,187
Issuance of ordinary shares, net of issuance cost (in Shares)	10,764,315
Share-based compensation expenses			869		869
Loss for the year				(15,318)	(15,318)
Balance ending at Dec. 31, 2024			$ 112,280	$ (105,379)	$ 6,901
Balance ending (in Shares) at Dec. 31, 2024	56,568,999